Inventories - Additional Information (Details) - CAD ($) $ in Millions			9 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Disclosure of inventories [line items]
Realized inventory write-down	$ 543
Crude Oil Blend, Condensate and Refined Product Inventory [Member]
Disclosure of inventories [line items]
Inventory write-downs	$ 588
Reversed inventory write downs			$ 39
Refined Product Inventory [Member]
Disclosure of inventories [line items]
Inventory write-downs		$ 25